Stock Based Compensation	12 Months Ended
Jul. 03, 2022
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

(16) Stock Based Compensation

The Company has three stock plans: the 2017 Stock Incentive Plan (“2017 Plan”), the Bowlero Corp. 2021 Omnibus Incentive Plan (“2021 Plan”) and the Bowlero Corp. Employee Stock Purchase Plan (“ESPP”). These stock incentive plans are designed to attract and retain key personnel by providing them the opportunity to acquire equity interest in the Company and align the interest of key personnel with those of the Company’s stockholders.

2017 Stock Incentive Plan

The 2017 Plan was approved on September 29, 2017 and is a broad-based plan that provides for the grant of non-qualified stock options to our executives and certain other employees for up to a maximum of 16,316,506 shares (retroactively stated for application of the recapitalization). The 2017 Plan was subsequently amended on January 7, 2020 to 50,581,181 shares (retroactively stated for application of the recapitalization). As of the Closing Date, no additional options are available to be granted under the 2017 Plan. The 2017 Plan was administered by the Board of Directors, which approved grants to individuals, number of options, terms, conditions, performance measures, and other provisions of the award. Awards were generally granted based on the individual’s performance. Stock options granted under the 2017 Plan had a maximum contractual term of twelve years from the date of grant, an exercise price not less than the fair value of the stock on the grant date and generally vested over four years in equal quarterly installments for the time-based options and upon occurrence of a liquidity event for the performance-based options.

The Company recorded compensation cost for all performance-based and unvested time-based options of $24,516 and $138 respectively, due to the Business Combination on December 15, 2021, since the terms of these options were such that the options vested upon the occurrence of a liquidity event. The Business Combination was a liquidity event that triggered the vesting of these options. For the fiscal year ended June 27, 2021, we recorded compensation cost of $3,140 in selling, general and administrative expenses and $24 in cost of revenues within the consolidated statements of operations.

The aggregate intrinsic value, which is the amount by which the market value of the underlying stock exceeded the exercise price of outstanding options, is before applicable income taxes and represents the amount option holders realized (in the case of exercised options) or would realize if all in-the-money options had been exercised on the last business day of the period. The total intrinsic value of options exercised during the year ended July 3, 2022 was $70,576, and the total intrinsic value of options repurchased during the year ended July 3, 2022 was $4,362.

A summary of the 2017 Plan stock options outstanding at July 3, 2022 and June 27, 2021, and changes during the years then ended is presented below:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2020	49,789,060	$8.53	9.00	$—
Granted	68,513	3.25	11.00	—
Exercised – stock	—	—	—	—
Forfeited and cancelled	(526,093)	3.12	—	—
Outstanding at June 27, 2021	49,331,480	8.58	9.13	—
Exercised – stock	(10,436,555)	3.25	—	—
Repurchased – cash	(639,122)	—	—	—
Forfeited and cancelled	(17,962,453)	13.53	—	—
Outstanding at July 3, 2022	20,293,350	$7.16	9.48	$77,948
Vested as of July 3, 2022	20,293,350	$7.16	9.48	$77,948
Exercisable as of July 3, 2022	20,293,350	7.16	9.48	77,948

The fair value of options at the date of grant was estimated using the Black-Scholes model with the following ranges of weighted average assumptions:

Options granted during the fiscal year ended June 27, 2021
Expected term in years	5.00
Interest rate	0.54%
Volatility	71.5%
Dividend yield	—

The expected volatility is based on historical volatilities of companies considered comparable to the Company. The risk-free interest rates are based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option. The average expected life represents the weighted average period of time that options granted are expected to be outstanding

2021 Stock Incentive Plan

The 2021 Plan was effective December 14, 2021 and provides for the grant of equity awards to an individual employed by the Company or Subsidiary, a director or officer of the Company or Subsidiary, a consultant or advisor to the Company or an Affiliate or to a prospective employee, director, officer, consultant or director who has accepted an offer of employment or service from the Company. Equity awards include incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, RSUs and other stock based awards granted under the 2021 Plan. Shares to be granted under the 2021 Plan shall be not more than 26,446,033 shares of common stock, subject to an annual increase on the first day of each calendar year beginning January 1, 2022. As of July 3, 2022, the Company had 28,587,357 shares of common stock authorized under the 2021 plan. The Compensation Committee of the Board of Directors or subcommittee thereof, administers the 2021 Plan. The Compensation Committee may delegate all or any portion of its responsibilities and powers to any person(s) selected by it, except for grants of Awards to persons who are non-employee members of the Board or are otherwise subject to Section 16 of the Exchange Act. Any such delegation may be revoked by the Committee at any time. The Board may at any time and from time to time grant awards and administer the 2021 Plan with respect to such awards. In any such case, the Board shall have all the authority granted to the Compensation Committee under the 2021 Plan. The Compensation Committee approves grants to individuals, number of options, terms, conditions, performance measures, and other provisions of the award. Stock options granted under the 2021 Plan have a maximum contractual term of ten years from the date of grant, unless trading is prohibited by the Company’s insider-trading policy or a Company-imposed blackout period, in which case the terms shall be extended automatically, and an exercise price not less than the fair value of the stock on the grant date. The manner and timing of vesting and expiration are determined by the Compensation Committee.

During the year ended July 3, 2022, the Company recorded $3,323 in compensation cost recognized for 665,912 fully vested options and $14,228 in compensation cost for 1,422,813 shares for a share-based bonus.

The Company issued fully vested and unvested stock options to certain employees. The unvested stock options vest based on a service condition. The average expected life represents the weighted average period of time that options granted are expected to be outstanding. The following table presents the significant assumptions used in the Black-Scholes model with the following range of weighted average assumptions for options granted in fiscal 2022:

Expected term in years	6.68
Interest rate	1.39%
Volatility	55.6%
Dividend yield	—

A summary of stock options outstanding under the 2021 Plan at July 3, 2022, and changes during the period then ended is presented below:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	9,415,912	13.72	10.00	—
Exercised	—	—	—	—
Forfeited and cancelled	—	—	—	—
Repurchased or settled	—	—	—	—
Outstanding at July 3, 2022	9,415,912	$13.72	9.45	$2,416
Vested as of July 3, 2022	665,912	$10.00	9.45	$666
Exercisable as of July 3, 2022	665,912	10.00	9.45	666

The Company issued RSUs to employees and board members that vest based on service conditions (Service based RSUs). The Company measures the grant-date fair value based on the price of the Company’s shares on the grant date. The following table presents a summary of RSUs subject to time-based service conditions and changes during the period then ended is presented below as of July 3, 2022:

	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	947,325	9.72	2.51	—
Vested	—	—	—	—
Forfeited	(29,700)	9.67	—	—
Outstanding at July 3, 2022	917,625	$9.72	2.14	$10,094

The Company issued earnout RSUs to employees that vest upon the achievement of market conditions with a 5-year expiration date (Earnout RSUs). The fair value of the earnout RSUs was determined based on a Monte-Carlo simulation method reflecting those market conditions, and the Company recognizes compensation expense evenly over the 5-year service period. The following table presents a summary of the earnout RSUs subject to market conditions and changes during the period then ended as of July 3, 2022:

	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	152,370	8.16	5.00	—
Vested	—	—	—	—
Forfeited	(23,034)	8.16	—	—
Outstanding at July 3, 2022	129,336	$8.16	4.45	$1,423

The Company issued RSUs to employees and board members that vest based upon the achievement of market and service conditions (market and service based RSUs). The fair value of those RSUs was determined using a Monte-Carlo simulation method reflecting those market conditions. The following table presents a summary those RSUs subject to market and service conditions, and changes during the period then ended as of July 3, 2022:

	Number of Units	Weighted Average Grant Date Fair Value Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 28, 2021	—	$—	—	$—
Granted	266,775	6.64	2.79	—
Vested	—	—	—	—
Forfeited	(9,900)	6.64	—	—
Outstanding at July 3, 2022	256,875	$6.64	2.45	$2,826

As of July 3, 2022, the total compensation cost not yet recognized is as follows:

	Award Plan	Unrecognized Compensation Cost	Weighted Average Remaining Period of Recognition
Stock options	2021 Plan	$37,273	2.68
Service based RSUs	2021 Plan	7,211	2.14
Market and service based RSUs	2021 Plan	1,498	2.45
Earnout RSUs	2021 Plan	939	4.45
Total unrecognized compensation cost		$46,921	2.63

Share-based compensation recognized in the consolidated statement of operations for the fiscal year ended July 3, 2022 is as follows:

	Award Plan	Selling, general and administrative expenses	Cost of revenues	Total
Performance-based options	2017 Plan	$24,468	$48	$24,516
Time-based options	2017 Plan	916	36	952
Stock options	2021 Plan	8,505	—	8,505
Service based RSUs	2021 Plan	1,652	59	1,711
Market and service based RSUs	2021 Plan	194	14	208
Earnout RSUs	2021 Plan	116	—	116
Share-based bonus	—	14,228	—	14,228
Total share-based compensation expense		$50,079	$157	$50,236

The Company did not have any recognized income tax benefits, net of valuation allowances, related to our share-based compensation plans.

Employee Stock Purchase Plan

On December 14, 2021, the Board of Directors approved the ESPP, subject to stockholder approval. The ESPP became effective July 1, 2022, and purchase rights may be granted under the ESPP prior to stockholder approval, but no purchase rights may be exercised unless and until stockholder approval is obtained. The maximum number of shares of the Company’s Class A common stock available for sale under the ESPP shall not exceed an aggregate of 4,926,989 shares, subject to an annual increase on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, equal to the least of (i) 1% of the aggregate number of Shares outstanding on the final day of the immediately preceding calendar year, (ii) 1,753,487 Shares and (iii) such number of shares as is determined by the Board. If the aggregate funds available for purchase of the Shares would cause an issuance of Shares in excess of the Shares then available for issuance under the ESPP, the Committee will proportionately reduce the number of Shares that would otherwise be purchased by each participant to eliminate the excess. Under the ESPP, employees are offered the option to purchase discounted shares of Class A common stock during offering periods designated by the administrator. Each offering period will be one year commencing each January 1 and ending on December 31 with the exception of the initial offering period, which commenced on July 1, 2022 and will end on December 31, 2022. Shares are purchased on the applicable exercise dates, which is the last trading day of each purchase period. The Company uses the Black-Scholes option pricing model to determine the grant date fair values of ESPP awards.